SCHEDULE 1 - PARENT ONLY FINANCIAL INFORMATION - Summary Of Condensed Statements Of Loss and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Change in fair value of warrant liability	$ (3)	$ (120)	$ (106)	$ (27)	$ (2,898)	$ 41	$ (2,424)	$ (133)	$ (2,383)	$ (253)	$ (5,281)	$ (254)	$ (5,267)
Loss before income taxes	(18,859)	(16,082)	(13,058)	(13,784)	(8,246)	(7,997)	(3,255)	(26,842)	(11,252)	(42,924)	(19,499)	(116,617)	(33,552)
Net loss	(18,490)	(14,277)	(10,790)	(11,572)	(4,373)	(6,202)	(1,999)	(22,362)	(8,201)	(36,639)	(12,574)	(106,200)	(24,776)
Other comprehensive loss:
Foreign currency translation adjustment	128	(2,215)	(2,373)	(123)	(1,255)	418	(896)	(2,496)	(478)	(4,711)	(1,733)	(2,927)	(1,901)
Comprehensive loss	$ (18,362)	$ (16,492)	$ (13,163)	$ (11,695)	$ (5,628)	$ (5,784)	$ (2,895)	$ (24,858)	$ (8,679)	$ (41,350)	$ (14,307)	(109,127)	(26,677)
Parent Company
Condensed Income Statements, Captions [Line Items]
Equity in net loss of unconsolidated subsidiaries												(94,759)	(29,892)
Change in fair value of warrant liability												(254)	(5,267)
Loss before income taxes												(94,505)	(24,625)
Net loss												(94,505)	(24,625)
Other comprehensive loss:
Foreign currency translation adjustment												(2,927)	(1,987)
Comprehensive loss												$ (97,432)	$ (26,612)